Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about financial liabilities [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Current
Derivative liabilities	$31.9	$0.3
Equipment financing	26.2	16.3
Deferred Copper Mountain acquisition consideration	3.0	-
Agreements with communities recorded at amortized cost	61.8	21.7
	122.9	38.3

Non-current
Equipment financing	66.0	60.4
Agreements with communities recorded at amortized cost	44.1	46.7
Deferred Copper Mountain acquisition consideration	14.4	-
Contingent Copper Mountain acquisition consideration	13.9	-
Wheaton refund liability	7.9	7.3
Other financial liability	8.7	-
	155.0	114.4
	$277.9	$152.7

Disclosure of detailed information about changes in financial liabilities at amortized cost [Table Text Block]
Balance, January 1, 2024	$54.9
Net additions	18.6
Disbursements	(9.1)
Accretion (note 6h)	4.7
Effects of changes in foreign exchange	(0.7)
Balance, December 31, 2024	$68.4
Net additions	39.5
Disbursements	(17.5)
Accretion (note 6h)	6.4
Effects of changes in foreign exchange	9.1
Balance, December 31, 2025	$105.9